Segment reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of segment reporting information, by segment
The following table presents financial information with respect to the Group’s single reportable segment:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Total revenues	3,561,994	4,699,673	5,561,266
Total cost of revenues	(2,568,115)	(3,426,967)	(4,407,076)
Gross profit	993,879	1,272,706	1,154,190
Operating expenses excluding share-based compensation expense[1]	(1,896,449)	(2,016,423)	(1,899,479)
Share-based compensation expense	(725,651)	(174,025)	(136,950)
Total operating expenses	(2,622,100)	(2,190,448)	(2,036,429)
Loss from operation	(1,628,221)	(917,742)	(882,239)
Interest income	13,820	30,503	22,178
Interest expense	(44,543)	(79,309)	(133,761)
(Loss)/gain from equity method investments	(71,928)	(43,065)	40,329
Other non-operating income (expenses), net	152,791	(9,525)	(34,895)
Loss before income taxes	(1,578,081)	(1,019,138)	(988,388)
Income tax (expense) benefit	(29,065)	3,643	(1,482)
Net loss	(1,607,146)	(1,015,495)	(989,870)
[1] This measure is not in accordance with, or an alternative to GAAP. The Group excludes share-based compensation expense since it is non-cash in nature and its valuation and measurement depends on factors such as volatility not reflective of the Group’s operating performance.